4. Convertible Debt - Related Parties (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		222 Months Ended	231 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Proceeds from convertible promissory notes	$ 875,833	$ 628,002	$ 1,829,020	$ 1,121,010	$ 6,606,600	$ 7,482,433
Convertible Debt [Member] | Conversion of Stock
Notes convertible into shares of common stock	3,237,819
Convertible Debt [Member] | Wild Harp Holdings LLC [Member]
Proceeds from convertible promissory notes	150,000
Interest rate	8.00%					8.00%
Note description	Principal and accrued interest are convertible in four equal quarterly tranches of principal, plus accrued interest commencing 15 months after the issuance date of each Note, or at any time at each party’s option, at the conversion price. The Wild Harp and DW Odell balances are each comprised of two Notes having identical conversion provisions; (i) a Note with $100,000 in principal with a conversion rate of $0.1245 and warrant exercise price of $0.93 per share and (ii) a Note with $50,000 in principal with a conversion rate of $0.084 and warrant exercise price of $0.63 per share.
Convertible Debt [Member] | DW Odell [Member]
Proceeds from convertible promissory notes	150,000
Interest rate	8.00%					8.00%
Note description	Principal and accrued interest are convertible in four equal quarterly tranches of principal, plus accrued interest commencing 15 months after the issuance date of each Note, or at any time at each party’s option, at the conversion price. The Wild Harp and DW Odell balances are each comprised of two Notes having identical conversion provisions; (i) a Note with $100,000 in principal with a conversion rate of $0.1245 and warrant exercise price of $0.93 per share and (ii) a Note with $50,000 in principal with a conversion rate of $0.084 and warrant exercise price of $0.63 per share.
Convertible Debt [Member] | MDC [Member]
Proceeds from convertible promissory notes	$ 50,000
Interest rate	8.00%					8.00%
Note description	The MDC Note of $50,000 has a conversion price of $0.1134 and a warrant exercise price of $0.85 per share.